FUTURE POLICY BENEFITS - Revenue and Interest Recognized in the Statements of Operations (Details) - Future Policy Benefit - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Direct insurance
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	$ 327	$ 0	$ 0
Interest Expense	47	0	0
Pension risk transfer
Liability for Future Policy Benefit, Activity [Line Items]
Gross Premiums or Assessments	1,557	1,017	432
Interest Expense	$ 68	$ 45	$ 29